Income Taxes - Schedule of Loss from Continuing Operations Before Income Tax Expense (benefit) (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Loss before income taxes	$ (870,230)	$ (47,126)	$ (1,418,755)	$ (181,040)
U.S [Member]
Loss before income taxes			(792,206)
Hong Kong [Member]
Loss before income taxes			(415,435)	(113,009)
Japan [Member]
Loss before income taxes			(159,443)	(74,733)
Switzerland [Member]
Loss before income taxes			$ (51,671)	$ 6,702